LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES (Long-Term Loans) (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Notes Payable to Banks [Member]	Dec. 31, 2012 Notes Payable to Banks [Member]	Dec. 31, 2013 NIS [Member] Notes Payable to Banks [Member]	Dec. 31, 2012 NIS [Member] Notes Payable to Banks [Member]	Dec. 31, 2013 NIS [Member] Notes Payable to Banks [Member] Minimum [Member]	Dec. 31, 2013 NIS [Member] Notes Payable to Banks [Member] Maximum [Member]	Dec. 31, 2013 Bank HaPoalim Debt [Member]	Dec. 31, 2012 Bank HaPoalim Debt [Member]
Debt Instrument [Line Items]
Total long-term loans	$ 1,279				$ 1,279	$ 1,612			$ 1,202	$ 1,521
Current maturities	498	424	498	424
Long-term loans			781	1,188
Weighted average interest	3.88%				3.88%
Prime plus							(0.50%)	1.50%
Restricted bank deposits	486	438							471
Aggregate debt fees									$ 5